Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average SCT Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Net Loss(5) (in thousands)	Adjusted EBITDA(6) (in thousands)
2025	$3,991,159	$268,056	$1,987,692	$748,250	$5	$99	$(177,974)	$41,408
2024	5,494,141	4,170,561	1,446,203	930,823	20	105	(69,502)	26,105
2023	—	(59,146)	1,222,403	735,127	27	106	(118,147)	11,021
2022	4,435,013	(8,154,225)	3,189,684	(766,685)	31	100	(137,403)	(2,487)
2021	5,961,043	5,615,764	3,297,583	2,846,251	114	125	(153,210)	(11,248)

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
For purposes of the tables below, our CEO and non-CEO named executive officers for 2021, 2022, 2023, 2024 and 2025 are the following:

Year	CEO	Non-CEO Named Executive Officers
2025	Daniel Burton	Jason Alger, Benjamin Albert, Kevin Freeman, Benjamin Landry, Dan LeSueur
2024	Daniel Burton	Jason Alger, Kevin Freeman, Benjamin Landry, Linda Llewelyn, and Bryan Hunt
2023	Daniel Burton	Bryan Hunt, Jason Alger, Benjamin Landry, Linda Llewelyn, and Daniel Orenstein
2022	Daniel Burton	Bryan Hunt, Kevin Freeman, Paul Horstmeier, Daniel Orenstein, and Patrick Nelli
2021	Daniel Burton	Bryan Hunt, Patrick Nelli, Paul Horstmeier, and Daniel Orenstein

Peer Group Issuers, Footnote
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Nasdaq Health Care Index, which is the industry index reported in our annual report on Form 10-K for 2025 in accordance with Regulation S-K Item 201(e).

PEO Total Compensation Amount	$ 3,991,159	$ 5,494,141	$ 0	$ 4,435,013	$ 5,961,043
PEO Actually Paid Compensation Amount	268,056	$ 4,170,561	(59,146)	(8,154,225)	5,615,764
Adjustment To PEO Compensation, Footnote

		2025
		CEO	Avg. Non-CEO NEOs
Summary Compensation Table Total		$3,991,159	$1,987,692
-	Grant date fair value of awards granted in fiscal year	(3,444,040)	(1,486,432)
+	Year-end fair value of outstanding and unvested awards granted in fiscal year	997,277	550,127
+	Change in fair value of outstanding and unvested awards granted in prior fiscal years	(978,916)	(214,060)
+	Change in fair value as of vesting date of awards granted in prior years that vested in fiscal year	(584,545)	(152,777)
+	Fair value as of vesting date of awards granted and vested in fiscal year	287,121	109,319
-	Fair value as of prior fiscal year-end of awards granted in prior years that were forfeited in fiscal year	—	(45,619)
Compensation Actually Paid		$268,056	$748,250

The table above reconciles Summary Compensation Table pay to Compensation Actually Paid in accordance with the required methodology from Item 402(v) of Regulation S-K, meaning that outstanding awards have been valued prior to vesting based on fair values. The change in fair values of RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of stock options is measured using a Black-Scholes model and is driven by changes in stock price and the expected life of the stock options as well as the prevailing stock price volatility, risk-free rate, and dividend yield at the measurement date.

The change in the fair values of the PRSUs reflects our projected payout factors relative to the performance metric and stock price as at fiscal year-end.

Non-PEO NEO Average Total Compensation Amount	1,987,692	$ 1,446,203	1,222,403	3,189,684	3,297,583
Non-PEO NEO Average Compensation Actually Paid Amount	748,250	$ 930,823	735,127	(766,685)	2,846,251
Adjustment to Non-PEO NEO Compensation Footnote

		2025
		CEO	Avg. Non-CEO NEOs
Summary Compensation Table Total		$3,991,159	$1,987,692
-	Grant date fair value of awards granted in fiscal year	(3,444,040)	(1,486,432)
+	Year-end fair value of outstanding and unvested awards granted in fiscal year	997,277	550,127
+	Change in fair value of outstanding and unvested awards granted in prior fiscal years	(978,916)	(214,060)
+	Change in fair value as of vesting date of awards granted in prior years that vested in fiscal year	(584,545)	(152,777)
+	Fair value as of vesting date of awards granted and vested in fiscal year	287,121	109,319
-	Fair value as of prior fiscal year-end of awards granted in prior years that were forfeited in fiscal year	—	(45,619)
Compensation Actually Paid		$268,056	$748,250

The table above reconciles Summary Compensation Table pay to Compensation Actually Paid in accordance with the required methodology from Item 402(v) of Regulation S-K, meaning that outstanding awards have been valued prior to vesting based on fair values. The change in fair values of RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of stock options is measured using a Black-Scholes model and is driven by changes in stock price and the expected life of the stock options as well as the prevailing stock price volatility, risk-free rate, and dividend yield at the measurement date.

The change in the fair values of the PRSUs reflects our projected payout factors relative to the performance metric and stock price as at fiscal year-end.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationships Between Information Presented
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR
		We believe the Pay versus Performance Table shows the alignment between compensation actually paid to the named executive officers and our performance, consistent with our compensation philosophy. Specifically, a significant portion of target named executive officer pay opportunity is tied to our stock performance.
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss
		Net loss is not currently a financial performance measure that we use in the compensation program design for our named executive officers. Accordingly, there is not a direct relationship between the compensation actually paid to our named executive officers and net loss. The increased net loss in 2025 compared to 2024 is largely driven by $105.4 million of goodwill impairment, which is primarily due to overall declines in our stock price and market capitalization.
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA
Adjusted EBITDA is an important financial performance measure that we use in the compensation program design for our named executive officers, including the main metric used in determining the fiscal year 2023 and 2024 cash bonus and a key performance target for 2025 annual bonus PRSUs. During the earlier fiscal years presented in the Pay versus Performance Table there is minimal correlation between compensation actually paid to named executive officers and our Adjusted EBITDA performance primarily due to a significantly larger portion of the target named executive officer pay opportunity being tied to our stock performance, however, there is a stronger correlation for fiscal 2023, 2024, and 2025 compared to fiscal 2021 and 2022. Looking ahead to fiscal year 2026, we expect more alignment between Adjusted EBITDA performance and the compensation actually paid to named executive officers.

Adjusted EBITDA is a non-GAAP financial measure. For an explanation of our management’s use of Adjusted EBITDA and a reconciliation of net loss, the most directly comparable financial measure calculated in accordance with GAAP, to Adjusted EBITDA, please see Appendix A to this Proxy Statement.

Total Shareholder Return Vs Peer Group
Description of Relationships Between Information Presented
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR
		We believe the Pay versus Performance Table shows the alignment between compensation actually paid to the named executive officers and our performance, consistent with our compensation philosophy. Specifically, a significant portion of target named executive officer pay opportunity is tied to our stock performance.
Tabular List, Table

•	Adjusted EBITDA

•	GAAP Revenue

•	Dollar-based Retention Rate (legacy)

•	Net New / Total Platform Clients (legacy)

Total Shareholder Return Amount	5	$ 20	27	31	114
Peer Group Total Shareholder Return Amount	99	105	106	100	125
Net Income (Loss)	$ (177,974,000)	$ (69,502,000)	$ (118,147,000)	$ (137,403,000)	$ (153,210,000)
Company Selected Measure Amount	41,408,000	26,105,000	11,021,000	(2,487,000)	(11,248,000)
PEO Name	Daniel Burton	Daniel Burton	Daniel Burton	Daniel Burton	Daniel Burton
Additional 402(v) Disclosure		In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to named executive officers and Company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the section titled “Executive Compensation – Compensation Discussion and Analysis” above. We refer collectively to awards of RSUs, PRSUs, and stock options as equity awards in this Pay versus Performance sectionRepresents the total compensation reported for the CEO for each corresponding year in the “Total” column of the Summary Compensation Table.The calculation for “Compensation Actually Paid” is presented in the table below in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO and non-CEO NEOs during the applicable year. For Health Catalyst and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2020.The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA is the financial measure from the tabular list of most important performance measures below, which represents the most important measure used to link compensation actually paid to our named executive officers in fiscal 2025 to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure. For an explanation of our management’s use of Adjusted EBITDA and a reconciliation of net loss, the most directly comparable financial measure calculated in accordance with GAAP, to Adjusted EBITDA, please see Appendix A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name		GAAP Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Dollar-based Retention Rate (legacy)
Measure:: 4
Pay vs Performance Disclosure
Name		Net New / Total Platform Clients (legacy)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,444,040)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	997,277
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(978,916)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,121
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(584,545)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,486,432)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	550,127
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,060)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,319
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,777)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,619)